Redeemable Convertible Preferred Stock and Stockholders' Deficit - Secondary Transactions (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		6 Months Ended		12 Months Ended
	Oct. 31, 2024	Dec. 31, 2023	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Secondary Transactions [Abstract]
Cash received in connection with exercise of options			$ 4,538	$ 642	$ 2,890	$ 1,669	$ 0
Exercise of stock options (in shares)			2,950,000		2,872,000	4,337,000
Shares converted to common stock (in shares)					1
2023 Secondary Offering
Secondary Transactions [Abstract]
Number of shares issued to employees and stockholders (in shares)		41,476,000
Common shares, shares issued (in shares)	0
Proceeds from sale of common stock	$ 0	$ 0
Compensation cost associated with secondary offering		$ 0
Cost related to offering					$ 0	$ 0
Cash received in connection with exercise of options						$ 1,000
Exercise of stock options (in shares)						1,125,500
2024 Secondary Offering
Secondary Transactions [Abstract]
purchase price (in dollar per shares)	$ 46.99
Cash received in connection with exercise of options					$ 1,000
Exercise of stock options (in shares)					1,368,680
Common Class A
Secondary Transactions [Abstract]
Number of shares issued to employees and stockholders (in shares)	13,851,240
Common shares, shares issued (in shares)		208,003,000	346,663,000		121,277,000	208,003,000
Common Class A | 2024 Secondary Offering
Secondary Transactions [Abstract]
Number of shares issued to employees and stockholders (in shares)	13,851,240
Common Class B
Secondary Transactions [Abstract]
Common shares, shares issued (in shares)		0	118,102,000		118,198,000	0
Common Class B | 2024 Secondary Offering
Secondary Transactions [Abstract]
Shares converted to common stock (in shares)					1,067,020
Series Seed Redeemable Convertible Preferred Stock | 2023 Secondary Offering
Secondary Transactions [Abstract]
Shares converted to common stock (in shares)						11,103,380
Series Seed Redeemable Convertible Preferred Stock | 2024 Secondary Offering
Secondary Transactions [Abstract]
Shares converted to common stock (in shares)					3,329,540
Series A Redeemable Convertible Preferred Stock | 2023 Secondary Offering
Secondary Transactions [Abstract]
Shares converted to common stock (in shares)						3,896,180
Series A Redeemable Convertible Preferred Stock | 2024 Secondary Offering
Secondary Transactions [Abstract]
Shares converted to common stock (in shares)					518,060
Series B-1 Redeemable Convertible Preferred Stock | 2023 Secondary Offering
Secondary Transactions [Abstract]
Shares converted to common stock (in shares)						2,077,980
Series B-1 Redeemable Convertible Preferred Stock | 2024 Secondary Offering
Secondary Transactions [Abstract]
Shares converted to common stock (in shares)					201,420